Acquisitions (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 17, 2014 item	Oct. 17, 2014 USD ($) item	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
ACQUISITIONS
Assets			$ 2,252,665	$ 2,196,135			$ 1,703,127
Deposit			1,931,851	1,845,713			1,447,372
Loans And Leases Receivable Net Of Allowance			1,794,239	1,784,123			1,343,054
Stockholders' equity			$ 293,770	288,405		$ 203,600	$ 199,218	$ 188,211	$ 153,423
Goodwill, initial amount recognized				14,457
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank [Member]
ACQUISITIONS
Assets					$ 348,700
Deposit					280,500
Loans And Leases Receivable Net Of Allowance					248,200
Stockholders' equity					$ 33,700
SP Bancorp Inc And Its Wholly Owned Subsidiary Share Plus Bank [Member]
ACQUISITIONS
Number of branches | item	4	4
Cash paid for entity acquired		$ 46,400
Core deposit intangibles
ACQUISITIONS
Finite-lived Intangible Assets Acquired				$ 3,467
Core deposit intangibles | Minimum
ACQUISITIONS
Finite-Lived Intangible Asset, Useful Life			6 years	6 years
Core deposit intangibles | Maximum
ACQUISITIONS
Finite-Lived Intangible Asset, Useful Life			19 years	19 years
Plano Texas
ACQUISITIONS
Number of branches | item		2
Dallas Texas [Member]
ACQUISITIONS
Number of branches | item		1
Louisville, Kentucky
ACQUISITIONS
Number of branches | item		1